Deposits and other borrowings - Average balances and average rates for major categories of deposits (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Australia
Deposits and other borrowings
Average balance	$ 507,267	$ 481,108
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Average balance	49,592	45,231
Australia | Certificates of deposit
Deposits and other borrowings
Average balance	$ 28,242	$ 25,041
Average rate (as a percent)	0.10%	0.80%
Australia | Other interest bearing at call
Deposits and other borrowings
Average balance	$ 322,333	$ 275,475
Average rate (as a percent)	0.20%	0.50%
Australia | Other interest bearing term
Deposits and other borrowings
Average balance	$ 107,100	$ 135,361
Average rate (as a percent)	0.60%	1.50%
Overseas
Deposits and other borrowings
Average balance	$ 86,109	$ 92,417
Overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Average balance	12,433	9,661
Overseas | Certificates of deposit
Deposits and other borrowings
Average balance	$ 11,035	$ 14,376
Average rate (as a percent)	0.40%	1.40%
Overseas | Other interest bearing at call
Deposits and other borrowings
Average balance	$ 30,231	$ 25,999
Average rate (as a percent)	0.20%	0.50%
Overseas | Other interest bearing term
Deposits and other borrowings
Average balance	$ 32,410	$ 42,381
Average rate (as a percent)	1.10%	2.30%